Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Financial Condition) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 204	$ 158
Other assets	691	781
Total assets	16,912	14,053
Liabilities
Long-term debt	494	493
Other liabilities	405	417
Total liabilities	15,513	12,717
Stockholders’ Equity
Common stock	1	1
Additional paid in capital	1,512	1,503
Accumulated other comprehensive income	(16)	(7)
Accumulated deficit	(98)	(161)
Total stockholders’ equity	1,399	1,336	$ 1,529	$ 1,373
Total liabilities and stockholders’ equity	16,912	14,053
Unconsolidated trusts	7	7
Parent Company
Assets
Cash and cash equivalents	196	70	$ 37	$ 46
Investment in subsidiaries	1,676	1,728
Other assets	44	57
Total assets	1,916	1,855
Liabilities
Long-term debt	494	493
Other liabilities	23	26
Total liabilities	517	519
Stockholders’ Equity
Common stock	1	1
Additional paid in capital	1,512	1,503
Accumulated other comprehensive income	(17)	(7)
Accumulated deficit	(97)	(161)
Total stockholders’ equity	1,399	1,336
Total liabilities and stockholders’ equity	$ 1,916	$ 1,855